Average Annual Total Returns - Class T - DWS Multi-Asset Conservative Allocation Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 16, 2017	13.14%	3.57%	5.27%	12.18%	2.67%	4.45%	6.85%	2.29%	3.87%	13.99%	4.84%	5.31%